Investment Strategy - John Hancock International Dynamic Growth Select ETF	Oct. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that provide exposure to growth companies. Equity investments include common and preferred stocks and their equivalents, including real estate investment trusts (REITs), depository receipts (ADRs, GDRs, etc.) and any other investment representing equity ownership in a company. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.The fund primarily invests in a portfolio of equity securities of foreign companies in a number of developed and emerging markets. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profit growth, from businesses, investments or sales outside of the United States. The manager will consider, but is not limited to, MSCI market classifications in determining whether a country is a developed or emerging market country. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $20 billion. The fund may focus its investments in a particular sector or sectors of the economy. The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index. The manager’s growth philosophy and process is focused on fundamental, bottom-up stock selection and includes three key elements: (i) positive fundamental changes, (ii) sustainable earnings growth, and (iii) an attractive valuation. The manager’s investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares. The manager then focuses its fundamental research by collecting, scoring and monitoring forward-looking operational and financial data related to specific companies, industries, and sectors. It seeks to identify positive quantifiable changes by consistently tracking these data points, holistically assessing the key company, industry, long-term structural, macro and country stock drivers, and comparing them to consensus expectations. The manager then determines a risk/return rating for each company it has identified. This ranking is utilized by the portfolio management team to build a portfolio with consistent and balanced risk/return characteristics. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The fund also may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities. Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion or all of creations and redemptions for cash, rather than in-kind securities. The fund is non-diversified, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that provide exposure to growth companies.